DESCRIPTION OF BUSINESS AND ORGANIZATION (Details Narrative)	Jul. 06, 2020 shares
Nemo Holding Company limited [Member]
Common Stock Share Issued For Shares Exchange	10,000,000
Share Exchange Agreement Description	The effect of the issuance of the 10,000,000 shares issued under the Share Exchange Agreement represents 10.8% of the issued and outstanding shares of common stock of the Company. Both the Company and Nemo Holding are controlled by the same management team. Upon completion of the Share Exchange Transaction, Nemo Holding became a 100% owned subsidiary of the Company.
Leung Tin Lung David [Member]
Percentage Of Common Stock Issued And Outstanding Shares	60.00%
Common Stock Share Issued For Shares Exchange	6,000,000